Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Summary Of Movements In GHI Shares and GHL Ordinary Shares

The movement in GHL Ordinary Shares during the six months ended June 30, 2024 is as follows:

(in thousands of shares)	Class A ordinary shares	Class B ordinary shares

In issue at January 1 – in issue	3,813,341	120,403
Issued for acquisition of non-controlling interests	1	—
Issued for restricted share awards	—	4,920
Restricted share units vested	53,050	7,194
Exercise of share options	4,515	—
Issued under equity stock purchase plan	1,961	—
Repurchase of shares	(39,604)	—
Conversion of Class B ordinary shares to Class A ordinary shares	8,908	(8,908)
In issue at June 30	3,842,172	123,609
Restricted ordinary shares issued but not fully vested	—	(4,920)
In issue at June 30 – fully paid	3,842,172	118,689
Authorized	49,500,000	500,000